Significant Accounting Policies (Details 1) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Pre-opening labor costs	$ 66,734
Franchise fees	45,000
Training fees	28,857
Legal fees	22,615
Start-up costs	19,557
Other	25,181
Accumulated amortization	(3,885)
Total	$ 204,059